29. Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
29.	Related Party Transactions

The amount due from related parties of $154 and $39 as of December 31, 2019 and 2018 represented the advance payment to management for the Group’s business operation.

The amount due to related parties of $nil and $79 as of December 31, 2019 and 2018 mainly represented the short term borrowing made from related parties.

In 2018, the Group disposed SPI China to Lighting Charm, an affiliate of Ms. Shan Zhou, the spouse of Xiaofeng Peng, the Group’s Chairman of the Board of Directors and Chief Executive Officer. As of the December 10, 2018, the disposition was closed (see Note 4(1) Disposition of SPI China).

During year ended December 31, 2019, SPI China paid operation expenses of $653 on behalf of the Company, and the payable to SPI China was waived by SPI China.